CONCENTRATIONS OF RISK (Details Narrative)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Concentration Risk [Line Items]
Cost of revenue	$ 6,781,686	$ 869,447	$ 7,859,107	$ 7,407,541
Deposit	500,000				$ 64,102
Cash and cash equivalents	$ 43,112,523		$ 530,206		$ 5,527,247	$ 67,975
Single Vendor [Member]
Concentration Risk [Line Items]
Outstanding payable				1,275,045
Vendor [Member]
Concentration Risk [Line Items]
Cost of revenue				$ 2,973,970
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	13.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage				40.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%